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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 97.7%
	Australia: 8.9%
46,666	Amcor Ltd.	$440,272	0.5
15,123	Australia & New Zealand Banking Group Ltd.	394,487	0.5
207,152	CFS Retail Property Trust	397,127	0.5
131,068	Incitec Pivot Ltd.	361,688	0.5
75,295	Insurance Australia Group	406,340	0.5
103,829	Metcash Ltd.	382,489	0.5
13,928	National Australia Bank Ltd.	383,169	0.5
169,865	Pan Australian Resources Ltd.	378,731	0.5
7,131	Rio Tinto Ltd.	369,411	0.5
555,381	Sigma Pharmaceuticals Ltd.	423,512	0.5
256,593	Spark Infrastructure Group	427,964	0.5
111,168	Stockland	385,525	0.5
36,514	Suncorp-Metway Ltd.	432,335	0.5
133,963	Sydney Airport	466,078	0.6
73,344	Toll Holdings Ltd.	336,804	0.4
67,300	Transurban Group	443,922	0.6
22,491	Westpac Banking Corp.	606,151	0.8
		7,036,005	8.9

	Belgium: 0.6%
5,087	Bekaert SA	147,712	0.2
13,435	Mobistar SA	296,402	0.4
		444,114	0.6

	Brazil: 1.1%
23,432	CPFL Energia SA ADR	498,867	0.6
27,200	Vale SA ADR	391,680	0.5
		890,547	1.1

	Canada: 0.9%
9,300	Canadian Imperial Bank of Commerce	702,429	0.9

	China: 8.4%
131,000	BOC Hong Kong Holdings Ltd.	435,453	0.6
642,000	China Communications Services Corp., Ltd.	420,150	0.5
559,380	China Construction Bank	450,989	0.6
42,500	China Mobile Ltd.	449,408	0.6
398,000	China Petroleum & Chemical Corp.	405,898	0.5
164,000	China Resources Power Holdings Co.	429,782	0.5
715,000	China Shanshui Cement Group Ltd.	368,032	0.5
258,000	China Shineway Pharmaceutical Group Ltd.	494,467	0.6
237,000	CNOOC Ltd.	415,159	0.5
333,000	Digital China Holdings Ltd.	463,806	0.6
534,000	Harbin Electric Co. Ltd.	441,018	0.6
651,000	Industrial and Commercial Bank of China Ltd.	455,478	0.6
438,000	Jiangsu Expressway Co. Ltd.	533,211	0.7
703,000	Parkson Retail Group Ltd.	320,477	0.4
550,000	Zhejiang Expressway Co., Ltd.	485,396	0.6
		6,568,724	8.4

	Denmark: 1.3%
100	AP Moller — Maersk A/S — Class B	714,607	0.9
6,168	FLSmidth & Co. A/S	307,711	0.4
		1,022,318	1.3

	Finland: 0.8%
32,486	Fortum OYJ	609,352	0.8

	France: 7.9%
15,656	Alstom	589,248	0.7
24,355	AXA S.A.	491,719	0.6
9,300	BNP Paribas	544,232	0.7
23,736	Bouygues S.A.	630,493	0.8
26,746	Electricite de France SA	606,922	0.8
10,052	Etablissements Maurel et Prom	173,045	0.2
22,436	Eutelsat Communications	696,441	0.9
6,275	Neopost S.A.	416,922	0.5
6,682	Sanofi	712,489	0.9
48,089	Veolia Environnement	600,602	0.8
14,623	Vinci S.A.	749,937	1.0
		6,212,050	7.9

	Germany: 5.2%
10,945	DaimlerChrysler AG	695,161	0.9
9,603	Deutsche Boerse AG	619,082	0.8
50,997	Deutsche Telekom AG	580,773	0.7
35,183	E.ON AG	592,873	0.8
18,141	Metro AG	615,066	0.8
14,663	Rhoen Klinikum AG	315,101	0.4
4,260	Wacker Chemie AG	312,493	0.4
5,768	Wincor Nixdorf AG	324,598	0.4
		4,055,147	5.2

	Greece: 0.3%
31,135	OPAP S.A.	257,461	0.3

	Hong Kong: 2.1%
862,000	Champion REIT	407,320	0.5
65,000	Cheung Kong Infrastructure Holdings Ltd.	450,572	0.6
4,030,000	Emperor Watch & Jewellery Ltd.	401,879	0.5
119,000	Hang Lung Properties Ltd.	416,732	0.5
		1,676,503	2.1

	India: 3.5%
122,023	Bharat Heavy Electricals Ltd.	431,533	0.5
79,015	Coal India Ltd.	453,470	0.6
1,168,024	NHPC Ltd.	398,061	0.5

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
160,476	@	NTPC Ltd.	$437,063	0.6
75,196		Oil & Natural Gas Corp., Ltd.	435,523	0.5
88,994		Oriental Bank Of Commerce	383,274	0.5
17,155		Punjab National Bank	230,132	0.3
			2,769,056	3.5

		Indonesia: 1.5%
912,500		Bank Negara Indonesia Persero Tbk PT	452,346	0.6
108,500		Indo Tambangraya Megah PT	331,275	0.4
572,000		Indofood Sukses Makmur Tbk PT	426,801	0.5
			1,210,422	1.5

		Italy: 3.7%
29,705		Assicurazioni Generali S.p.A.	552,695	0.7
156,813		Enel S.p.A.	590,230	0.8
31,593		ENI S.p.A.	718,472	0.9
273,772		Intesa Sanpaolo S.p.A.	510,735	0.6
463,032		Telecom Italia S.p.A.	358,433	0.5
300,486		Telecom Italia S.p.A. RNC	185,776	0.2
			2,916,341	3.7

		Macau: 0.6%
169,200		Wynn Macau Ltd.	498,644	0.6

		Malaysia: 2.2%
249,115		Berjaya Sports Toto BHD	342,443	0.4
293,100		Gamuda BHD	456,338	0.6
292,200		IOI Corp. Bhd	482,539	0.6
86,900		Public Bank BHD	472,453	0.6
			1,753,773	2.2

		Mexico: 0.6%
15,891		Southern Copper Corp.	495,005	0.6

		Netherlands: 2.9%
84,230		Aegon NV	574,684	0.7
13,161		Corio NV	586,599	0.7
33,167		Royal Dutch Shell PLC — Class B	1,143,371	1.5
			2,304,654	2.9

		New Zealand: 0.6%
101,192		Sky Network Television Ltd.	470,487	0.6

		Norway: 0.9%
15,244		Yara International ASA	680,708	0.9

		Portugal: 1.0%
141,639		Energias de Portugal S.A.	456,768	0.6
73,415		Portugal Telecom SGPS S.A.	311,483	0.4
			768,251	1.0

		Singapore: 1.8%
263,000		CapitaMall Trust	445,519	0.6
155,000		Singapore Telecommunications Ltd.	458,485	0.6
28,000		United Overseas Bank Ltd.	472,922	0.6
			1,376,926	1.8

		South Korea: 6.2%
15,150		Hite Jinro Co. Ltd.	424,668	0.5
2,412		Hyundai Motor Co.	195,380	0.3
3,949		Hyundai Motor Co.	322,535	0.4
15,120		Kangwon Land, Inc.	463,812	0.6
13,018		KB Financial Group, Inc.	422,550	0.5
6,588		KT&G Corp.	464,198	0.6
1,505		POSCO	426,040	0.5
3,506		Samsung Engineering Co. Ltd.	293,639	0.4
2,241		Samsung Fire & Marine Insurance Co. Ltd	451,538	0.6
12,200		Shinhan Financial Group Co., Ltd.	434,960	0.6
2,675		SK Telecom Co., Ltd.	493,873	0.6
10,360		Coway Co., Ltd.	508,537	0.6
			4,901,730	6.2

		Spain: 2.6%
31,752		Abertis Infraestructuras S.A.	568,960	0.7
13,695	@	Indra Sistemas S.A.	179,290	0.2
27,519		Repsol YPF S.A.	626,169	0.8
50,000		Telefonica S.A.	687,947	0.9
			2,062,366	2.6

		Sweden: 2.0%
47,576		Telefonaktiebolaget LM Ericsson	558,869	0.7
60,164		SSAB Svenskt Staal AB — Class A	416,558	0.6
83,475		TeliaSonera AB	557,859	0.7
			1,533,286	2.0

		Switzerland: 4.2%
44,880		Clariant AG	648,446	0.8
20,719		Credit Suisse Group	612,377	0.8
19,604		Novartis AG	1,404,275	1.8
2,534		Roche Holding AG — Genusschein	628,271	0.8
			3,293,369	4.2

		Taiwan: 4.2%
230,000	@	Cheng Uei Precision Industry Co., Ltd.	462,562	0.6
805,613	@	Chinatrust Financial Holding Co., Ltd.	511,074	0.6
38,000	@	MediaTek, Inc.	469,099	0.6
281,000	@	Powertech Technology, Inc.	505,441	0.6
204,000		Quanta Computer, Inc.	436,886	0.6
130,624	@	Taiwan Semiconductor Manufacturing Co., Ltd.	474,966	0.6
305,165	@	TXC Corp.	444,745	0.6
			3,304,773	4.2

		Thailand: 0.5%
38,600		PTT PCL	413,726	0.5

		Turkey: 0.9%
27,278		Tupras Turkiye Petrol Rafine	727,396	0.9

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

		United Kingdom: 14.4%
14,477		AstraZeneca PLC	$740,710	0 .9
127,206		Aviva PLC	639,258	0 .8
162,620		Balfour Beatty PLC	570,014	0 .7
118,304		Barclays PLC	566,696	0 .7
159,858		BP PLC	1,142,546	1 .4
30,758		CRH PLC	647,493	0 .8
17,501		Eurasian Natural Resources Corp.	63,335	0 .1
36,207		GlaxoSmithKline PLC	936,797	1 .2
40,800		HSBC Holdings PLC	446,909	0 .6
105,002		HSBC Holdings PLC	1,151,989	1 .5
109,526		ICAP PLC	605,568	0 .8
128,778		J Sainsbury PLC	730,604	0 .9
117,541		Kingfisher PLC	612,373	0 .8
45,435		Land Securities Group PLC	640,894	0 .8
11,081		Rio Tinto PLC	473,281	0 .6
333,082		Royal & Sun Alliance Insurance Group	579,889	0 .7
103,198		Segro PLC	434,889	0 .6
16,568		Standard Chartered PLC	383,625	0 .5
			11,366,870	14 .4

		United States: 5.9%
6,800		Chevron Corp.	834,700	1 .1
12,900		Honeywell International, Inc.	1,012,134	1 .3
10,100		Kimberly-Clark Corp.	977,983	1 .2
8,800		Philip Morris International, Inc.	800,008	1 .0
21,700		Pitney Bowes, Inc.	318,556	0 .4
15,687	@	Teekay LNG Partners L.P.	672,972	0 .9
			4,616,353	5.9

		Total Common Stock (Cost $76,557,208)	76,938,786	97.7
		Assets in Excess of Other Liabilities	1,816,656	2 .3
		Net Assets	$78,755,442	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $76,781,233.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,061,913
Gross Unrealized Depreciation	(6,904,360)
Net Unrealized Appreciation	$157,553

Sector Diversification	Percentage of Net Assets
Financials	25.6%
Industrials	11.5
Energy	10.7
Materials	8.9
Utilities	7.9
Consumer Discretionary	7.3
Health Care	7.1
Consumer Staples	6.6
Telecommunication Services	6.1
Information Technology	6.0
Assets in Excess of Other Liabilities	2.3
Net Assets	100.0%

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,036,005	$—	$7,036,005
Belgium	—	444,114	—	444,114
Brazil	890,547	—	—	890,547
Canada	702,429	—	—	702,429
China	533,211	6,035,513	—	6,568,724
Denmark	—	1,022,318	—	1,022,318
Finland	—	609,352	—	609,352
France	—	6,212,050	—	6,212,050
Germany	—	4,055,147	—	4,055,147
Greece	—	257,461	—	257,461
Hong Kong	—	1,676,503	—	1,676,503
India	398,061	2,370,995	—	2,769,056
Indonesia	—	1,210,422	—	1,210,422
Italy	—	2,916,341	—	2,916,341
Macau	—	498,644	—	498,644
Malaysia	342,443	1,411,330	—	1,753,773
Mexico	495,005	—	—	495,005
Netherlands	—	2,304,654	—	2,304,654
New Zealand	—	470,487	—	470,487
Norway	—	680,708	—	680,708
Portugal	—	768,251	—	768,251
Singapore	—	1,376,926	—	1,376,926
South Korea	464,198	4,437,532	—	4,901,730
Spain	—	2,062,366	—	2,062,366
Sweden	—	1,533,286	—	1,533,286
Switzerland	—	3,293,369	—	3,293,369
Taiwan	—	3,304,773	—	3,304,773
Thailand	—	413,726	—	413,726
Turkey	—	727,396	—	727,396
United Kingdom	—	11,366,870	—	11,366,870
United States	4,616,353	—	—	4,616,353
Total Common Stock	8,442,247	68,496,539	—	76,938,786
Total Investments, at fair value	$8,442,247	$68,496,539	$—	$76,938,786
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(200,588)	$—	$(200,588)
Total Liabilities	$—	$(200,588)	$—	$(200,588)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING International High Dividend Equity Income Fund Written OTC Options on May 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
900	HSBC	Call on S&P/ASX 200 Index	5,201.810 AUD	06/06/13	$61,460	$(160)
2,140	JPMorgan Chase & Co.	Call on Euro Stoxx 50® Index	2,758.560 EUR	06/06/13	130,668	(81,417)
770	Barclays Bank PLC	Call on FTSE 100 Index	6,564.450 GBP	06/06/13	85,861	(63,304)
1,000	Morgan Stanley	Call on Hang Seng Index	23,040.110 HKD	06/06/13	44,365	(2,843)
11,500,000	JPMorgan Chase & Co.	Call on Korea Stock Exchange KOSPI 200 Index	257.600 KRW	06/05/13	38,162	(44,212)
8,200	Deutsche Bank AG	Call on Taiwan Stock Exchange Weighted Index	8,285.706 TWD	06/05/13	28,303	(8,652)
				Total Written OTC Options	$388,819	$(200,588)

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Liability Derivatives
Equity contracts	Writen options	$200,588
Total Liability Derivatives		$200,588

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
HSBC	$(160)	$—	$(160)
Barclays Bank PLC	(63,304)	—	(63,304)
Deutsche Bank AG	(8,652)	—	(8,652)
JPMorgan Chase & Co.	(125,629)	—	(125,629)
Morgan Stanley	(2,843)	—	(2,843)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013